Statutory Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Reserves [Line Items]
Portion of after-tax profit to be set aside as general reserve fund/ statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, general reserve fund/ statutory surplus fund reached, appropriation not required	50.00%
Profit appropriation to statutory surplus fund	$ 7.2	$ 0.3	$ 0.8
Derecognized of statutory surplus fund			$ 3.4
China Foreign Investment Enterprises Laws [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be set aside as general reserve fund/ statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, general reserve fund/ statutory surplus fund reached, appropriation not required	50.00%
PRC law [Member]
Statutory Reserves [Line Items]
Portion of after-tax profit to be set aside as general reserve fund/ statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, general reserve fund/ statutory surplus fund reached, appropriation not required	50.00%